PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

4.           PROPERTY AND EQUIPMENT, NET

The components of property and equipment are as follows:

	As of December 31,
	2020	2021

Leasehold improvements	$1,119	$914
Furniture, fixtures and office equipment	3,055	2,972
IT equipment	2,450	2,556
Vehicles	1,889	1,880
Property and equipment, gross	8,513	8,322
Less: Accumulated depreciation	(4,701)	(5,010)
Property and equipment, net	$3,812	$3,312

Depreciation expenses incurred for the years ended December 31, 2019, 2020 and 2021 are $1,254, $1,040 and $1,217, respectively.